STOCKHOLDERS' EQUITY (DEFICIT) & STOCK-BASED COMPENSATION (Details)	3 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2021	Mar. 31, 2020
Risk-free interest rates	0.86%
Expected life (years)	5 years 9 months
Minimum [Member]
Risk-free interest rates	0.81%	0.31%	0.28%	0.77%
Volatility	89.00%	123.00%	87.00%	86.00%
Expected life (years)	5 years	5 years	5 years	5 years
Maximum [Member]
Risk-free interest rates	0.87%	0.37%	0.71%	2.37%
Volatility	366.00%	128.00%	127.00%	103.00%
Expected life (years)	6 years	6 years	6 years	6 years